Stock Based Compensation Plans: (Details Text) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares
Stock Based Compensation Plansdetails Text [Abstract]
Maximum number of options available under the plan | shares	8,750,000
Options available for grant | shares	1,585,000
Maximum term of options	10 years
Options granted during the period | shares	5,277,500	0
Options exercised during the period | shares	100,000	2,300,000
Proceeds to Company from option exercises | $	$ 400	$ 4,100
Non-cash compensation expense | $	$ 4,700	$ 12
Weighted average fair value of options granted | $ / shares	$ 1.04
Retention units held by officers and directors	1,457,500
Retention units held by others	315,000
Liability for Retention units | $	$ 7,700
Amount payable in the event of change of control | $	$ 8,100